Unit-Based Payments (Components Of Recognized Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	$ 3,845	$ 8,548	$ 5,238
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense		1,172	2,453
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	3,025	6,155	1,769
Director Deferred And Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	$ 820	$ 1,221	$ 1,016